Form N-1A Cover	May 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	true
Amendment Description	Amendment No. 51
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	May 28, 2026
Prospectus Date	May 28, 2026